Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan
Compensation: Stock-Based Compensation and 401(k) Retirement Savings Plan

The Company believes that stock-based compensation better aligns the interests of its employees and directors with those of its stockholders versus exclusively providing cash-based compensation. Stock-based compensation provides incentives to retain and motivate executive officers and key employees responsible for driving Company performance and maintaining important relationships that contribute to the growth of the Company. The Company has issued restricted stock units ("RSUs"), stock options, and has awards that are accounted for as liabilities.

Compensation expense related to stock-based compensation (which is included in SG&A expense in the accompanying Consolidated Statements of Operations and Comprehensive Income) was $16.2 million, $14.4 million, and $9.7 million for 2014, 2013 and 2012, respectively of which $15.6 million, $13.5 million, $9.1 million is included in SG&A expense and $0.6 million, $0.9 million, $0.6 million  is included in income from discontinued operations in the accompanying Consolidated Statements of Operations and Comprehensive Income for 2014, 2013 and 2012, respectively. The Company also recognized an income tax benefit for stock-based compensation arrangements of $4.7 million, $5.1 million, and $3.5 million in 2014, 2013 and 2012, respectively. As of December 31, 2014, there were 3,234,230 shares available for issuance under the Company's stock based compensation plans.

Restricted Stock Units

The fair value of each RSU is based on the fair market value of the awards on the grant date and the Company records compensation expense based on this value. Additionally, the Company analyzes historical vesting patterns for RSUs in order to estimate forfeiture rates. The forfeiture rate, set by management, is used to estimate the number of awards that will eventually vest and the associated impact on stock-based compensation expense.

A summary of the status of the Company’s unvested RSUs as of December 31, 2014 and changes during the year then ended are presented below:

	Service Conditions	Performance and Service Conditions	Total	Weighted Average Grant-Date Fair Value Per Unit
Unvested RSUs outstanding at December 31, 2013	972,364	394,874	1,367,238	$18.90
Granted	216,290	234,846	451,136	33.66
Market value share count adjustment for liability awards	—	(12,826)	(12,826)	33.19
Vested	(436,251)	(230,837)	(667,088)	18.44
Forfeited	(47,030)	(4,869)	(51,899)	24.42
Unvested RSUs outstanding at December 31, 2014	705,373	381,188	1,086,561	$24.88
Unvested and expected to vest RSUs outstanding at December 31, 2014	609,656	355,782	965,438	$25.21

The total number of shares vested in the table above includes 202,284 shares surrendered by the employees to the Company for payment of minimum tax withholding obligations. Shares of stock withheld for purposes of satisfying minimum tax withholding obligations are again available for issuance under the Plan.

The weighted-average grant-date fair value of RSUs granted during the years ended December 31, 2014, 2013 and 2012 was $33.66, $26.17 and $16.01 per award, respectively. The total intrinsic value of RSUs vested during the years ended December 31, 2014, 2013 and 2012 was $21.3 million, $15.0 million and $13.7 million, respectively.

As of December 31, 2014, there was unrecognized compensation expense of $14.9 million related to unvested RSUs based on awards that are expected to vest. The unrecognized compensation expense is expected to be recognized over a weighted-average period of 1.6 years.

Liability Awards

The Company classifies the following awards as a liability awards until the number of shares is determined, in accordance with the grant. The number of shares is determined by dividing the awards liability balance by the Company’s closing stock price on the settlement dates. The liability related to these awards was $1.5 million and $2.5 million at December 31, 2014 and 2013, respectively, and is included in other accrued expenses in the accompanying Consolidated Balance Sheets. Liability awards have a performance component and vest over one to three years. The performance goals are approved by the Compensation Committee of the Company’s Board of Directors.

The following table summarizes the balance of liability awards and changes during the years ended December 31 2014, 2013 and 2012 (in thousands):

	2014	2013	2012
Balances of liability awards at beginning of year	$2,500	$2,000	$1,852
Granted	500	1,000	1,694
Settled	(1,497)	(500)	(1,546)
Canceled	(50)	—	—
Balance of liability awards end of year	$1,453	$2,500	$2,000

Expense related to liability awards during the years ended December 31, 2014, 2013 and 2012 was $0.5 million, $1.0 million, and $1.7 million, respectively. There was no unrecognized compensation expense for liability awards as of December 31, 2014.

Stock Options

The fair value of each option award is estimated on the date of grant using a Black-Scholes option valuation model that incorporates assumptions disclosed in the table below. Expected volatility is based on historical volatility of the underlying stock for a period consistent with the expected lives of the stock options as the Company believes this is a reasonable representation of future volatility. Additionally, the Company analyzes historical stock option exercise behavior in order to estimate employee turnover rates (i.e. forfeiture rates). The forfeiture rate, set by management, is used to estimate the number of options and awards that will eventually vest and the associated impact on stock-based compensation expense. The expected life, or term, of options granted is derived from historical exercise behavior and represents the period of time that stock option awards are expected to be outstanding. The Company has selected a risk-free rate based on the implied yield available on U.S. Treasury Securities with a maturity equivalent to the options’ expected term.

The following table displays the weighted average assumptions that have been applied to estimate the fair value of stock option awards on the date of grant. During 2014 and 2013, the Company did not grant any stock option awards.

Year Ended December 31,
2012
Dividend yield	—
Risk-free interest rate	1.19%
Expected volatility	64.15%
Expected lives	7.3 years

The following summarizes pricing and term information for options outstanding as of December 31, 2014:

			Options Outstanding			Options Exercisable
			Number Outstanding at	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number Exercisable at	Weighted Average Exercise Price
Range of Exercise Prices			December 31, 2014			December 31, 2014
$4.44	-	$8.26	141,321	4.2	$7.04	137,347	$7.01
9.19	-	11.39	231,836	3.2	11.00	198,891	11.09
11.75	-	12.90	211,724	2.1	12.40	211,724	12.40
13.31	-	13.58	35,000	2.0	13.32	34,531	13.32
16.51	-	16.51	75,000	7.7	16.51	42,187	16.51
$4.44	-	$16.51	694,881	3.5	$11.33	624,680	$11.13

The following table is a summary of stock option activity during 2014.

	Incentive Stock Options	Non- Qualified Stock Options	Total	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2013	69,416	790,529	859,945	$10.61	4.8	$20,903,000
Exercised	(61,749)	(85,414)	(147,163)	$7.51
Canceled	(3,400)	(14,501)	(17,901)	$8.25
Outstanding at December 31, 2014	4,267	690,614	694,881	$11.33	3.5	$15,189,000
Vested and Expected to Vest at December 31, 2014	4,267	686,970	691,237	$11.32	3.5	$15,120,000
Exercisable at December 31, 2014	4,267	620,413	624,680	$11.13	3.2	$13,782,000

There were no non-employee director stock options outstanding during the year ended December 31, 2014.

The weighted-average grant-date fair value of options granted during the year ended December 31, 2012 was $10.34 per option. There were no options granted in 2014 and 2013. The total intrinsic value of options exercised during the years ended December 31, 2014, 2013 and 2012 was $3.9 million, $7.6 million, and $9.7 million.

As of December 31, 2014 there was unrecognized compensation expense of $0.4 million related to unvested stock options based on options that are expected to vest. The unrecognized compensation expense is expected to be recognized over a weighted-average period of 1.4 years.

 Employee Stock Purchase Plan

The On Assignment 2010 Employee Stock Purchase Plan ("ESPP") allows eligible employees to purchase common stock of the Company at a 15 percent discount to the market price as stipulated by the plan. Under the ESPP, 3,500,000 shares of common stock were reserved for issuance when it was approved on June 3, 2010 by the Company's stockholders. Shares of common stock are transferred to participating employees at the conclusion of each six-month enrollment period, which end on the last business day of the month in March and September each year. Compensation expense is measured using a Black-Scholes option-pricing model.

The table below presents the average fair value per share, shares purchased, and the compensation expense that resulted from the two ESPP offering periods that took place in the years ended December 31, as indicated (expense in thousands):

Year Ended December 31,	Average fair value per share	Shares	Expense
2014	$8.35	207,805	$1,756
2013	$7.16	203,200	$1,195
2012	$3.53	154,934	$755

401(k) Retirement Savings Plan

The Company maintains various 401(k) retirement savings plans for the benefit of eligible employees. Under terms of these plans, eligible employees are able to make contributions to these plans on a tax-deferred basis and the Company may make matching or other contributions at its discretion. The Company made contributions to the 401(k) plans of $7.5 million, $6.0 million and $3.7 million for the years ended December 31, 2014, 2013 and 2012, respectively.